CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended			111 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Operating expenses:
Research and development expenses, net	$ 4,282	$ 935	$ 1,276	$ 1,483	$ 841	$ 7,116
General and administrative expenses	2,695	1,283	2,330	2,184	1,406	10,169
Operating loss	6,977	2,218	3,606	3,667	2,247	17,285
Financial income (expense), net	391	(58)	(14)	(601)	128	(3,224)
Net comprehensive loss	6,586	2,276	3,620	4,268	2,119	20,509
Deemed dividend related to warrants modification			0	33	0	33
Net loss attributable to holders of ordinary shares	$ 6,586	$ 2,276	$ 3,620	$ 4,301	$ 2,119	$ 20,542
Net basic and diluted loss per share (in dollars per share)	$ (0.12)	$ (0.16)	$ (0.17)	$ (0.35)	$ (0.18)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (in shares)	53,604,415	14,620,558	21,075,065	12,458,874	11,920,562